Acquisition of businesses (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Fair Value of Identifiable Assets Acquired and Liabilities Assumed
The fair values of the identifiable assets acquired and liabilities assumed, and the purchase consideration, have been finalised and reflect facts and circumstances that existed at the date of acquisition:

$m
Identifiable intangible assets:

Brands	189

Management agreements	45

Right-of-use assets	19

Other non-current assets	8

Trade and other receivables	12

Cash and cash equivalents	7

Other current assets	1

Trade and other payables	(14)

Lease liabilities	(19)

Other liabilities	(2)

Net identifiable assets acquired	246

Goodwill	58

Total purchase consideration	304

Comprising:

Cash paid on acquisition, including working capital settlement	299

Contingent pur chase consideration a	5

304

a	Payable upon certain conditions being met relating to a pipeline property. The range of possible outcomes is $ nil to $5m.

Summary of Cash Flows Relating to Acquisitions
Cash flows relating to acquisitions

	2019 $m	2018 $m
Cash paid on acquisition, including working capital settlement	299	22

Settlement of stamp duty liability	3	14

Less: cash and cash equivalents acquired	(7)	(2)
Less: working capital settlement received in year following acquisition	(3)	—
Net cash outflow arising on acquisitions	292	34